Basis of Presentation and Recent Accounting Standards (Tables) - Wilco Holdco Inc	12 Months Ended
Dec. 31, 2020
Schedule of property and equipment estimated useful life

The approximate useful life of each class of property and equipment is as follows:

Equipment	3 – 5 years
Furniture & fixtures	5 – 7 years
Automobiles	3 – 5 years
Software	3 – 5 years
Buildings	40 years
Leasehold improvements	Lesser of lease term or estimated useful lives of the assets (generally 5 – 15 years)

Schedule of estimated useful life of each class of intangible asset	The approximate useful life of each class of intangible asset is as follows:

ATI Physical Therapy trade name/trademarks	Indefinite
Non-compete agreements	2 – 5 years
Other intangible assets	15 years